Share-Based Payments - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 01, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
Expense from share-based payment transactions		$ 18,033	$ 10,317
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years